UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax		$ (53.1)	$ (99.2)
Adjustments for:
Finance income		(7.3)	(12.1)
Finance costs		5.5	5.1
Provision for inventory reserve		(6.1)	(3.8)
Depreciation of property, plant and equipment		2.4	2.3
Depreciation of right-of-use assets		13.2	2.8
Unrealized foreign currency exchange loss		5.9	55.2
Share-based compensation expense		19.3	15.9
Other, net	[1]	2.8	1.1
Cash flows provided by (used in) operations before changes in working capital		(17.4)	(32.7)
Decrease in trade receivables		11.4	5.9
Increase/(decrease) in prepayments, other receivables and other assets		(7.0)	(48.6)
Increase/(decrease) in collaboration inventories		0.7	(3.2)
(Decrease)/increase in trade payables		(8.1)	19.5
Decrease in other payables and accruals	[2],[3]	(65.2)	(39.1)
Decrease in contract liabilities		(5.1)	(9.0)
Other assets and liabilities, net	[4]	(2.0)	0.5
Interest income received		7.8	15.0
Income tax paid		(0.2)	(11.9)
Net cash used in operating activities		(85.1)	(103.6)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment		(7.5)	(2.0)
Prepayment to collaborator for collaboration assets		(18.4)	(15.4)
Addition in time deposits		(327.0)	(100.0)
Decrease in time deposits		184.9	374.0
Net cash provided by/(used in) investing activities		(168.0)	256.6
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options		0.1	1.4
Principal portion of lease payments		(1.3)	(0.8)
Net cash (used in)/provided by financing activities		(1.2)	0.6
Effect of foreign exchange rate changes, net		(1.2)	1.4
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(255.5)	155.0
Cash and cash equivalents at beginning of year		901.9	286.7
CASH AND CASH EQUIVALENTS AT END OF PERIOD		646.4	441.7
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances		834.6	1,005.5
Less: Pledged deposits		0.0	0.1
Time deposits		188.2	563.7
Cash and cash equivalents as stated in the statement of financial position		646.4	441.7
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash repayment of collaboration interest-bearing advanced funding		$ 57.3	$ 0.0

[1]	Certain prior year amounts including loss on impairment, loss on disposal of PPE, amortization of intangible assets, and deferred government grant have been grouped into the other, net line item for comparative purposes.
[2]	Certain prior year amounts have been reclassified between increase in (decrease)/trade payables and decrease in other payables and accruals for comparative purposes.
[3]	Certain prior year amounts including interest on lease payments have been grouped into decrease in other payables and accruals.
[4]	Certain prior year amounts including decrease/(increase) in other non-current assets, government grant received, increase/(decrease) in other non-current liabilities, and increase in pledged deposits, net have been grouped into the other assets and liabilities, net line item for comparative purposes.